Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring

		December 31, 2025		December 31, 2024
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash, cash equivalents and restricted cash (note 20c)	Level 1	831,261	831,261	515,561	515,561
Short-term investments	Level 1	22,000	22,000	—	—
Marketable securities	Level 1	—	—	22,442	22,442
Obligation related to EU ETS (note 8) (1)	Level 1	(11,020)	Note (1)	(6,588)	(6,588)

Non-recurring:
Operating lease right-of-use assets (note 15)	Level 2			11,735	11,735

Other:
Advances to equity-accounted joint venture (note 6)	Level 2	—	—	380	Note (2)
(1)As at December 31, 2025, the Company has recorded an obligation related to EU ETS for $11.0 million (December 31, 2024 - $6.6 million) which was included as part of accrued liabilities in the consolidated balance sheets. This amount can include an accrual representing the difference between the total emissions liability and the carrying value of the EUAs held as at the end of the reporting period. The fair value of the accrual is estimated using the fair market value of an EUA that is traded on a regulated energy exchange at the end of the reporting period. As at December 31, 2025, no such accrual was made as the total emissions liability was less than the carrying value of the EUAs held (December 31, 2024 - $0.7 million).
(2)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. In August 2025, the Company completed the acquisition of the VLCC that was owned by the equity-accounted joint venture, at which time the equity-accounted joint venture used the proceeds to pay off certain outstanding obligations, including the Company's advances to the equity-accounted joint venture. As at December 31, 2024, the fair values of the individual components of such aggregate interests were not determinable.